Property and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property and equipment
Schedule of Property and equipment

		Research
	Furniture	and
	and	manufacturing	Leasehold	Equipment
	fittings	equipment	improvements	under lease	Total
	$	$	$	$	$

Year ended December 31, 2019
Opening net book value	71	419	393	—	883
Foreign exchange	6	(14)	46	—	38
Depreciation	(32)	(283)	(79)	—	(394)
Closing net book value	45	122	360	—	527

At December 31, 2019
Cost	181	1,068	553	—	1,802
Accumulated depreciation	(136)	(946)	(193)	—	(1,275)
Net book value	45	122	360	—	527

Year ended December 31, 2020
Opening net book value	45	122	360	—	527
Additions	—	—	—	633	633
Foreign exchange	1	14	12	24	51
Depreciation	(34)	(136)	(59)	(123)	(352)
Closing net book value	12	—	313	534	859

At December 31, 2020
Cost	127	1,068	553	633	2,381
Accumulated depreciation	(115)	(1,068)	(240)	(99)	(1,522)
Net book value	12	—	313	534	859